Touchstone Balanced Fund Expense Example - Touchstone Balanced Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 595
Expense Example, with Redemption, 3 Years	797
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,641
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,073
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	$ 1,094